Average Annual Total Returns - Thrivent Opportunity Income Plus Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	Bloomberg Barclays U.S. Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 10 Years	S&P/LSTA Leveraged Loan Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P/LSTA Leveraged Loan Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P/LSTA Leveraged Loan Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.38%	4.53%	3.50%	3.87%	3.05%	3.01%	7.67%	8.22%	6.82%	3.12%	5.24%	4.32%